Related party disclosure - Summary of Transactions And Balances With Entities Under Joint Control (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)
Statement [Line Items]
Loans given	₨ 228	$ 3	₨ 55	₨ 950
Interest income on loan given to related parties	4	0
Operation and maintenance expenses	5,937	71	5,528	₨ 4,929
Capital Creditors	40,092		33,480		$ 481
Fluence India ReNew JV Private Limited | Joint Control
Statement [Line Items]
Purchase of capital goods	2,060	25
Capital Creditors	247				3
3E NV | Joint Control
Statement [Line Items]
Loans given	176	2	55
Loans receivable	231	3	55
Support services rendered	5	0
Interest income on loan given to related parties	4	0
Trade receivable	5				0
Interest accrued on loans given	4	0
3E Renewable Energy Software and Services Private Limited | Joint Control
Statement [Line Items]
Operation and maintenance expenses	35	$ 0	11
Trade payables	₨ 8		₨ 5		$ 0